EARNINGS PER SHARE AND DIVIDEND PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
EARNINGS PER SHARE AND DIVIDEND PER SHARE	NOTE 6 - EARNINGS PER SHARE AND DIVIDEND PER SHARE

	Q2 2025	Q2 2024	Q1-Q2 2025	Q1-Q2 2024	FY 2024
Earnings per share

Net profit for the year attributable to TORM plc shareholders (USDm)	58.6	194.5	120.9	404.3	612.5

Million shares
Weighted average number of shares	98.1	94.2	98.0	92.3	94.1
Weighted average number of treasury shares	-0.3	-0.5	-0.4	-0.5	-0.5
Weighted average number of shares outstanding	97.8	93.7	97.6	91.8	93.6

Dilutive effect of outstanding share options	3.0	2.7	3.0	2.7	2.7
Weighted average number of shares outstanding incl. dilutive effect of share options	100.8	96.4	100.6	94.5	96.3

Basic earnings per share (USD)	0.60	2.08	1.24	4.40	6.54
Diluted earnings per share (USD)	0.58	2.02	1.20	4.28	6.36

	Q2 2025	Q2 2024	Q1-Q2 2025	Q1-Q2 2024	FY 2024
Dividend per share

Declared dividend per share (USD)	0.40	1.80	0.80	3.30	5.10
Declared dividend during the period (USDm)	39.2	169.8	78.3	310.7	485.3

Dividend paid per share (USD)	1.00	2.86	1.00	2.86	5.86
Dividend paid during the period (USDm)	97.7	267.7	97.7	267.7	553.3

Number of shares
Number of shares, end of period (million)	98.0	94.5	98.0	94.5	97.8
Number of treasury shares, end of period (million)	—	-0.5	—	-0.5	-0.5
Number of shares outstanding, end of period (million)	98.0	94.0	98.0	94.0	97.3